Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of one year or less	₨ 14,429,568.7	₨ 12,328,690.0	$ 153,784.2
Maturity of deposits	1 year		1 year
Time deposits	₨ 20,439,591.3	17,689,697.7	$ 217,836.4
Excess in time deposits	₨ 0.5	0.5
Maximum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	10 years		10 years
Deposit in excess of Rs. 500000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 18,264,896.2	₨ 15,657,927.8